Share capital (Details 2) - Equity Option [Member] - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Stock-based compensation pertaining to general and administrative expenses	$ 37,096	$ 31,133
Stock-based compensation pertaining to research and development expenses	32,369	63,503
Total	$ 69,465	$ 94,636